7. Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses
	March 31, 2016	December 31, 2015
Accrued interest	$148,254	$126,512
Accrued royalties and commissions	11,346	11,366
Other	4,888	799
	$164,488	$138,677

	2015	2014
Accrued interest	$126,512	$38,773
Accrued royalties and commissions	11,366	11,666
Deposit on proposed business combination	–	475,000
Other	799	799
	$138,677	$526,238